Commitments & Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Company's Commitments and Contractual Obligations

The Company has contractual obligations from its operating lease, manufacturing and service contracts, Term Loan, and other research and development activities. The following table aggregates the Company’s material expected contractual obligations and commitments as of September 30, 2020 (in thousands):

	SEPTEMBER 30, 2020
	TOTAL	2020(4)	2021 - 2022	2023 - 2024	THEREAFTER
Operating lease obligations(1)	$380	$34	$284	$62	$—
Manufacturing and service contracts(2)	7,622	6,238	1,384	—	—
Term loan(3)	6,856	106	6,750	—	—

Total	$14,858	$6,378	$8,418	$62	$—

(1)	Payments due for the office space in Burlingame, California under a single operating sub-lease agreement that expires in 2023.
(2)

In November 2015, the Company entered into a Master Service Agreement, or the MSA, with KBI Biopharma, Inc. relating to formulation development, process development and cGMP manufacturing of ALX148 for use in clinical trials on a project basis. The MSA had an initial term of three years with successive one-year renewal periods, is cancellable upon notice and is non-exclusive. Statements of work under the MSA commit the Company to certain purchase obligations of approximately $7.5 million. In addition, the Company has commitments with a second drug product manufacturer that commits the Company to certain purchase obligations of approximately $0.1 million. These amounts are based on non-cancellable commitments and forecasts that include estimates of future market demand, quantity discounts and manufacturing efficiencies that may impact timing of purchases.

(3)	On December 20, 2019, the Company borrowed a loan pursuant to the Loan Agreement. See Note 5 to these condensed consolidated financial statements for additional details.
(4)	Remaining three months.

Predecessor Company
Summary of Company's Commitments and Contractual Obligations

The following table summarizes the Company’s commitments and contractual obligations as of December 31, 2019 (in thousands):

YEAR ENDED DECEMBER 31:	OPERATING LEASE OBLIGATIONS (1)	MANUFACTURING AND SERVICE CONTRACTS (2)	TERM LOAN (3)
2020	$544	$926	$401
2021	560	5,805	3,743
2022	577	—	3,007
2023	247	—	—

Total	$1,928	$6,731	$7,151

(1)	Payments due for the office and laboratory space in Burlingame, California under a single operating lease agreement that expires in 2023.
(2)	These amounts are based on non-cancellable commitments and forecasts that include estimates of future market demand, quantity discounts and manufacturing efficiencies that may impact timing of purchases.
(3)	In December 2019, the Company entered into a term loan pursuant to the Loan Agreement as described above in Note 4.